Cover	Oct. 28, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 28, 2026
Entity File Number	001-42161
Entity Registrant Name	Smurfit Westrock plc
Entity Central Index Key	0002005951
Entity Tax Identification Number	98-1776979
Entity Incorporation, State or Country Code	L2
Entity Address, Address Line One	Beech Hill
Entity Address, Address Line Two	Clonskeagh
Entity Address, City or Town	Dublin 4
Entity Address, Country	IE
Entity Address, Postal Zip Code	D04 N2R2
City Area Code	353
Local Phone Number	1 202 7000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary shares, par value $0.001 per share
Trading Symbol	SW
Security Exchange Name	NYSE
Entity Emerging Growth Company	false